Share-based Payment - Expense Recognized for Employee Services Received (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Expense arising from equity-settled share-based payment transactions	¥ 1,592	$ 252	¥ 5,301	¥ 10,275
Total expense arising from share-based payment transactions	¥ 1,592	$ 252	¥ 5,301	¥ 10,275